ACCOUNTS PAYABLE AND ACCRUED LIABILITIES	12 Months Ended
May 31, 2018
Payables and Accruals [Abstract]
Accounts Payable and Accrued Liabilities Disclosure [Text Block]

NOTE 9 – ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

Accounts payable and accrued liabilities consisted of the following at May 31, 2018 and May 31, 2017.

	May 31,	May 31,
	2018	2017
Trade payables	$726,457	$497,213
Accrued payroll and related liabilities	44,465	34,987
Deferred rent liability	55,699	49,565
Total accounts payable and accrued liabilities	$826,621	$581,765